Borrowings	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Borrowings

NOTE 5 – BORROWINGS

Federal funds purchased and retail repurchase agreements

Federal funds purchased and retail repurchase agreements as of June 30, 2016 and December 31, 2015 were as follows:

	June 30, 2016	December 31, 2015
Federal funds purchased	$—	$—
Retail repurchase agreements	22,782	20,762

The Company has available federal funds lines of credit with its correspondent banks.

Securities sold under agreements to repurchase (retail repurchase agreements) consist of obligations of the Company to other parties. The obligations are secured by residential mortgage-backed securities held by the Company with a fair value of $23,993 and $25,756 at June 30, 2016 and December 31, 2015. The agreements are on a day-to-day basis and can be terminated on demand.

	June 30, 2016	December 31, 2015
Year-to-date average daily balance during the period	$21,742	$24,853
Maximum month-end balance during the period	$22,782	$27,951
Weighted average interest rate at period-end	0.26%	0.24%

Federal Home Loan Bank advances

Federal Home Loan Bank advances as of June 30, 2016 and December 31, 2015 were as follows:

	June 30, 2016	December 31, 2015
Federal Home Loan Bank line of credit advances	$147,648	$145,439
Federal Home Loan Bank fixed rate term advances	—	—

Total Federal Home Loan Bank advances	$147,648	$145,439

At June 30, 2016, the Company had $147,648 drawn against its line of credit at a weighted average rate of 0.54%. At December 31, 2015, the $145,439 drawn against the Federal Home Loan Bank line of credit was at a weighted average rate of 0.48%.

In February 2015, all of the Company’s Federal Home Loan Bank term advances were prepaid. The Company recorded a loss on debt extinguishment of $316 for the six months ended June 30, 2015 in connection with the prepayment of the Federal Home Loan Bank term advances.

At June 30, 2016 and December 31, 2015, the Company had undisbursed advance commitments (letters of credit) with the Federal Home Loan Bank of $5,000 and $0. These letters of credit were obtained in lieu of pledging securities to secure public fund deposits that are over the FDIC insurance limit. The letter of credit outstanding at June 30, 2016 matures on July 25, 2016.

The advances and letters of credit were collateralized by certain qualifying loans totaling $303,252 and $318,759 at June 30, 2016 and December 31, 2015. Based on this collateral and the Company’s holdings of Federal Home Loan Bank stock, the Company was eligible to borrow an additional $149,841 and $172,557 at June 30, 2016 and December 31, 2015.

Bank stock loan

In July 2014, the Company borrowed $15,540 from an unaffiliated financial institution, secured by the Company’s stock in Equity Bank. In September 2015, the Company amended and restated the loan agreement and borrowed an additional $5,014. At December 31, 2015, $18,612 was outstanding on the bank stock loan at a fixed rate of 4.00% (computed on the basis of a 360-day year and the actual number of days elapsed) until July 2019. This borrowing was repaid on January 4, 2016 using proceeds from the Company’s initial public offering (“IPO”).

On January 28, 2016, the Company entered into a new agreement with the same lender that provides for a maximum borrowing facility of $20,000, secured by the Company’s stock in Equity Bank. The borrowing facility will mature on January 26, 2017. Each draw of funds on the facility will create a separate note that is repayable over a term of five years. Each note will bear interest at a variable interest rate equal to the prime rate published in the “Money Rates” section of The Wall Street Journal (or any generally recognized successor), floating daily. Accrued interest and principal payments will be due quarterly with one final payment of unpaid principal and interest due at the end of the five year term of each separate note. The Company is also required to pay an unused commitment fee in an amount equal to twenty basis points per annum on the unused portion of the maximum borrowing facility.

The terms of the borrowing facility require the Company and Equity Bank to maintain minimum capital ratios and other covenants. The Company believes it is in compliance with the terms of the borrowing facility and has not been otherwise notified of noncompliance.

NOTE 11 – BORROWINGS

Federal funds purchased and retail repurchase agreements

Federal funds purchased and retail repurchase agreements included the following at December 31, 2015 and 2014:

	2015	2014
Federal funds purchased	$—	$—
Retail repurchase agreements	$20,762	$25,301

Securities sold under agreements to repurchase (retail repurchase agreements) consist of obligations of the Company to other parties. The obligations are secured by residential mortgage-backed securities held by the Company with a fair value of $25,756 and $32,983 at December 31, 2015 and December 31, 2014. The agreements are on a day-to-day basis and can be terminated on demand.

The following table presents the borrowing usage and interest rate information for federal funds purchased and retail repurchase agreements at and for the years ending December 31, 2015 and 2014:

	2015	2014
Average daily balance during the period	$24,853	$28,516
Average interest rate during the period	0.24%	0.26%
Maximum month-end balance during the period	$27,951	$31,159
Weighted average interest rate at period-end	0.24%	0.25%

Federal Home Loan Bank advances

Federal Home Loan Bank advances include both draws against the Company’s line of credit and fixed rate term advances. At December 31, 2015 and 2014, the Company had $145,439 and $16,544 drawn against its line of credit at a weighted average rate of 0.48% and 0.25%.

At year end, fixed rate term advances from the Federal Home Loan Bank were as follows:

	2015	2014
Amount outstanding	$—	$4,432
Weighted average	—%	3.82%
Interest rate range	—%	1.66 – 5.00%

In February 2015, all of the Company’s Federal Home Loan Bank term advances were prepaid. The Company recorded a loss on debt extinguishment of $316 for the year ended December 31, 2015 in connection with the prepayment of the Federal Home Loan Bank term advances.

At December 31, 2015 and 2014, the Company had undisbursed advance commitments (letters of credit) with the Federal Home Loan Bank of $0 and $32,378. These letters of credit were obtained in lieu of pledging securities to secure public fund deposits that are over the FDIC insurance limit.

The advances, MPF loans and letters of credit were collateralized by certain qualifying loans totaling $318,759 and $199,610 at December 31, 2015 and 2014. Based on this collateral and the Company’s holdings of Federal Home Loan Bank stock, the Company was eligible to borrow an additional $172,557 and $146,256 at December 31, 2015 and 2014.

Bank stock loan:

In July 2014, the Company borrowed $15,540 from an unaffiliated financial institution, secured by the Company’s stock in Equity Bank. In September 2015, the Company amended and restated the loan agreement and borrowed an additional $5,014. The loan bears interest at a fixed rate of 4.00% (computed on the basis of a 360-day year and the actual number of days elapsed) until July 2019, at which time the interest rate adjusts to Prime Rate, as designated as such in the “Money Rates” section of the Wall Street Journal (or any generally recognized successor), floating daily. Accrued interest and principal payments are due quarterly on the first day of January, April, July and October, with one final payment of unpaid principal and interest due in July 2021. The terms of the loan require the Company and Equity Bank to maintain minimum capital ratios and other covenants. The loan and accrued interest may be pre-paid at any time without penalty. In the event of default, the lender has the option to declare all outstanding balances as immediately due. The Company believes it is in compliance with the terms of the loan and has not been otherwise notified of noncompliance. The outstanding balance of the bank stock loan was $18,612 as of December 31, 2015 and $15,152 as of December 31, 2014.

Future principal repayments of the December 31, 2015 outstanding balance are as follows:

Due in one year or less	$2,172
Due after one year through two years	2,172
Due after two years through three years	2,172
Due after three years through four years	2,172
Due after four years through five years	2,172
Thereafter	7,752

Total	$18,612

A portion of the proceeds of the IPO were used to repay this borrowing in full on January 4, 2016.

On January 28, 2016, the Company entered into an agreement that provides for a maximum borrowing facility of $20.0 million, secured by the Company’s stock in Equity Bank. The borrowing facility will mature on January 26, 2017. Each draw of funds on the facility will create a separate note that is repayable over a term of five years. Each note will bear interest at a variable interest rate equal to the prime rate published in the “Money Rates” section of the Wall Street Journal (or any generally recognized successor), floating daily. Accrued interest and principal payments will be due quarterly with one final payment of unpaid principal and interest due at the end of the five year term of each separate note. The Company is also required to pay an unused commitment fee in an amount equal to twenty basis points per annum on the unused portion of the maximum borrowing facility.